Average Annual Total Returns - Pioneer Mid Cap Value Fund	Mar. 01, 2021
RussellMidcapValueIndex [Member]
Average Annual Return:
1 Year	4.96%
5 Years	9.73%
10 Years	10.49%
Since Inception	11.40%
Inception Date	Jul. 25, 2090
Class A
Average Annual Return:
1 Year	(4.03%)
5 Years	5.32%
10 Years	6.77%
Since Inception	9.41%
Inception Date	Jul. 25, 2090
Class A | After Taxes on Distributions
Average Annual Return:
1 Year	(4.31%)
5 Years	3.98%
10 Years	5.25%
Since Inception	7.74%
Inception Date	Jul. 25, 2090
Class A | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	(2.39%)
5 Years	4.00%
10 Years	5.19%
Since Inception	7.60%
Inception Date	Jul. 25, 2090
Class C
Average Annual Return:
1 Year	1.00%	[1]
5 Years	5.69%	[1]
10 Years	6.50%	[1]
Since Inception	6.84%	[1]
Inception Date	Jan. 31, 2096	[1]
Class Y
Average Annual Return:
1 Year	2.13%
5 Years	6.85%
10 Years	7.74%
Since Inception	7.36%
Inception Date	Jul. 02, 2098
Class R
Average Annual Return:
1 Year	1.50%
5 Years	6.16%
10 Years	7.01%
Since Inception	8.31%
Inception Date	Apr. 01, 2003
Class K
Average Annual Return:
1 Year	2.13%
5 Years	6.95%
10 Years
Since Inception	4.46%
Inception Date	Mar. 02, 2015

[1]	The performance of Class C shares does not reflect the 1% front-end sales charge in effect prior to February 1, 2004. If you paid a 1% sales charge, your returns would be lower than those shown above.